Leases - Components of lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases
Operating lease cost	$ 61,808	$ 81,762	$ 123,523	$ 162,048	$ 297,181
Short-term lease cost	3,733	12,141	6,400	31,426	37,686
Amortization of right-of-use assets	12,300	3,805	24,748	9,913	29,134
Interest on lease liabilities	4,534	1,099	9,332	2,280	9,826
Total finance lease cost	16,834	4,904	34,080	12,193	38,960
Total lease costs	$ 82,375	$ 98,807	$ 164,003	$ 205,667	$ 373,827